Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories

Inventories are comprised of implantable tissue, nerve grafts, Avance® Nerve Graft, AxoGuard® Nerve Connector, AxoGuard® Nerve Protector, and supplies that are valued at the lower of cost (first-in, first-out) or market and consist of the following:

	March 31, 2013	December 31, 2012
	(unaudited)
Finished goods	$2,246,213	$2,143,176
Work in process	149,561	145,156
Raw materials	1,024,479	862,777

	$3,420,253	$3,151,109

Inventories are comprised of implantable tissue, nerve grafts, AxoGuard® Nerve Connector, AxoGuard® Nerve Protector, and supplies that are valued at the lower of cost (first-in, first-out) or market and consist of the following:

	December 31, 2012	December 31, 2011
Finished goods	$2,143,176	$1,374,817
Work in process	145,156	145,300
Raw materials	862,777	240,423

	$3,151,109	$1,760,540

Depreciation and amortization estimated useful life

Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets as follows:

Furniture and equipment	2-5 years
Leasehold improvements	5 years (or lease term if less)
Processing equipment	5-7 years

Stock-Based Compensation

The Company used the following weighted-average assumptions for options granted during the three months ended March 31:

Three months ended March 31,	2013	2012
Expected term (in years)	4.0	4.0
Expected volatility	84.90%	118.17%
Risk free rate	0.56%	0.62%
Expected dividends	0.0%	0.0%

The Company used the following weighted-average assumptions for options granted during the year ended December 31:

Years ended December 31,	2012	2011
Expected term (in years)	4.0	4.0
Expected volatility	117.2%	90.9%
Risk free rate	0.61%	1.27%
Expected dividends	0.0%	0.0%

Summary of basic loss attributable to common shareholders

The basic loss attributable to common stockholders was computed as follows:

	Years Ended December 31,
	2012	2011
Net loss	$(9,417,958)	$(9,219,220)
Less preferred dividends	(—)	(1,028,351)
Net loss attributable to common stockholders	$(9,417,958)	$(10,247,571)